Stockholders' Equity (Fair Value Assumptions) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Expected term	5 years
Expected volatility	95.00%
Expected volatility, minimum (as a percent)		96.00%	93.00%
Expected volatility, maximum (as a percent)		99.00%	97.00%
Risk-free interest rate, minimum (as a percent)	1.47%	1.74%	2.70%
Risk-free interest rate, maximum (as a percent)	1.57%	2.59%	2.80%
Expected dividend yield (as a percent)	0.00%	0.00%	0.00%
Minimum [Member]
Expected term		5 years	5 years
Exercise price	$ 0.38
Market value	0.38
Maximum [Member]
Expected term		6 years	6 years
Exercise price	0.40
Market value	$ 0.40